Material accounting policies - Narrative (Details) - BRL (R$) R$ in Millions		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Estimated expected credit loss write-off period			24 months
Change in accounting estimate generated impact		R$ 2,756
Change in accounting estimate generated impact net of taxes		R$ 1,453
Equity Net of Tax Percentage
Disclosure of disaggregation of revenue from contracts with customers [line items]
Stockholders’ equity, net of tax. percentage	0.60%